Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2012
Buildings and improvements [Member] | Minimum [Member]
Useful lives of the respective assets
Lives	10 years
Buildings and improvements [Member] | Maximum [Member]
Useful lives of the respective assets
Lives	40 years
Machinery and equipment [Member] | Minimum [Member]
Useful lives of the respective assets
Lives	5 years
Machinery and equipment [Member] | Maximum [Member]
Useful lives of the respective assets
Lives	25 years
Other equipment [Member] | Minimum [Member]
Useful lives of the respective assets
Lives	3 years
Other equipment [Member] | Maximum [Member]
Useful lives of the respective assets
Lives	10 years